Corporate Information - Additional Information (Detail)	Nov. 02, 2023	May 18, 2023
Comercio Interior SAU [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate		100.00%
Banco Itau Argentina SA [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate	100.00%
Itau Asset Management SA [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate	100.00%
Itau Valores SA [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate	100.00%